GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Tables)	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA [Abstract]
Schedule of revenues within geographic areas
	Year ended December 31
	2012	2013	2014
Revenues based on customer's location:
Israel	$—	$83	$—
United States	364	941	2,186
Europe	608	476	1,254
Asia-Pacific	—	88	511

Total revenues	$972	$1,588	$3,951

Schedule of long-lived assets by geographic region
	December 31,
	2013	2014
Long-lived assets by geographic region:
Israel	$294	$279
United States	52	88
Germany	10	47

	$356	$414

(*)	Long-lived assets are comprised of property and equipment, net.

Schedule of major customer data as a percentage of total revenues
	Year ended December 31
	2012	2013		2014
Customer A	24%	*	)	*	)
Customer B	18%	*	)	*	)
Customer C	13%	*	)	15%
Customer D	10%	—		—

*)	Less than 10%